Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 13 - Stock Based Compensation

In March 2014, Aircom’s Board of Directors adopted the 2014 Stock Option Plan (the “Aircom 2014 Plan”). The Aircom 2014 Plan provided for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of Aircom. On February 13, 2017, pursuant to the Exchange Agreement, Aerkomm assumed the options of Aircom 2014 Plan and agreed to issue options for an aggregate of 1,088,882 shares to Aircom’s stock option holders.

One-third of stock option shares will be vested as of the first anniversary of the time the option shares are granted or the employee’s acceptance to serve the Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Aircom 2014 Plan became effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.

On May 5, 2017, the Board of Directors of Aerkomm adopted the Aerkomm Inc. 2017 Equity Incentive Plan (the “Aerkomm 2017 Plan” and together with the Aircom 2015 Plan, the “Plans”)) and the reservation of 1,000,000 shares of common stock for issuance under the Aerkomm 2017 Plan. On June 23, 2017, the Board of Directors voted to increase the number of shares of common stock reserved for issuance under the Aerkomm 2017 Plan to 2,000,000 shares. The Aerkomm 2017 Plan provides for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of the Company, as determined by the Compensation Committee of the Board of Directors (or, prior to the establishment of the Compensation Committee on January 23, 2018, the Board of Directors).

On June 23, 2017, the Board of Directors agreed to issue options for an aggregate of 291,000 shares under the Aerkomm 2017 Plan to certain officers and directors of the Company. The option agreements are classified into three types of vesting schedule, which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.

On July 31, 2017, the Board of Directors approved to issue options for an aggregate of 109,000 shares under the Aerkomm 2017 Plan to 11 of its employees. 1/3 of these shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.

On December 29, 2017, the Board of Directors approved to issue options for an aggregate of 12,000 shares under the Aerkomm 2017 Plan to three of the Company’s independent directors, 4,000 shares each. All of these options were vested immediately upon issuance.

On June 19, 2018, the Compensation Committee approved to issue options for 32,000 and 30,000 shares under the Aerkomm 2017 Plan to two of the Company executives. One-fourth of the 32,000 shares subject to the option shall vest on May 1, 2019, 2020, 2021 and 2022, respectively. One-third of the 30,000 shares subject to the option shall vest on May 29, 2019, 2020 and 2021, respectively.

On December 29, 2018, the Compensation Committee approved to issue options for an aggregate of 12,000 shares under the Aerkomm 2017 Plan to three of the Company’s independent directors, 4,000 shares each. All of these options were vested immediately upon issuance.

Option price is determined by the Compensation Committee. The Aerkomm 2017 Plan has been adopted by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aerkomm 2017 Plan. The Aerkomm 2017 Plan was approved by the Company’s stockholders on March 28, 2018.

Valuation and Expense Information

Measurement and recognition of compensation expense based on estimated fair values is required for all share-based payment awards made to its employees and directors including employee stock options. The Company recognized compensation expense of $1,147,155 and $1,740,447 (unaudited) for the nine-month periods ended December 31, 2018 and 2017, respectively, and $275,806 for the three-month period ended March 31, 2018, and $1,422,961 and $1,749,447 for the years ended December 31, 2018 and 2017, respectively, related to such employee stock options.

Determining Fair Value

Valuation and amortization method

The Company uses the Black-Scholes option-pricing-model to estimate the fair value of stock options granted on the date of grant or modification and amortizes the fair value of stock-based compensation at the date of grant on a straight-line basis for recognizing stock compensation expense over the vesting period of the option.

 Expected term

The expected term is the period of time that granted options are expected to be outstanding. The Company uses the SEC’s simplified method for determining the option expected term based on the Company’s historical data to estimate employee termination and options exercised.

Expected dividends

The Company does not plan to pay cash dividends before the options are expired. Therefore, the expected dividend yield used in the Black-Scholes option valuation model is zero.

Expected volatility

Since the Company has no historical volatility, it used the calculated value method which substitutes the historical volatility of a public company in the same industry to estimate the expected volatility of the Company’s share price to measure the fair value of options granted under the Plans.

Risk-free interest rate

The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the market yield in effect at the time of option grant provided in the Federal Reserve Board’s Statistical Releases and historical publications on the Treasury constant maturities rates for the equivalent remaining terms for the Plans.

Forfeitures

The Company is required to estimate forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The Company used the following assumptions to estimate the fair value of options granted in 2018 and 2017 under the Plans as follows:

Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 61.78%
Expected dividends	0%
Risk-free interest rate	0.71% - 2.99%
Forfeiture rate	0% - 5%

Aircom 2014 Plan

A summary of the number of shares, weighted average exercise price and estimated fair value of options for Aircom 2014 Plan as of December 31, 2018, March 31, 2018 and December 31, 2017 was as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	1,088,882	$0.8087	$0.2542
Granted	-	-	-
Exercised	(3,936)	0.0067	0.0019
Forfeited/Cancelled	(152,684)	3.2749	1.0296
Options outstanding at December 31, 2017	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282

Options exercisable at December 31, 2017	629,795	0.2060	0.0645

Options exercisable at March 31, 2018	681,587	0.2200	0.0690

Options exercisable at December 31, 2018	846,287	0.3660	0.1150

A summary of the status of nonvested shares under Aircom 2014 Plan as of December 31, 2018, March 31, 2018 and December 31, 2017 was as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	675,510	$1.2985
Granted	-	-
Vested	(220,359)	0.5730
Forfeited/Cancelled	(152,684)	3.2749
Options nonvested at December 31, 2017	302,467	0.8315
Granted	-	-
Vested	(51,792)	0.4080
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	250,675	0.9163
Granted	-	-
Vested	(164,700)	0.5748
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	85,975	0.7305

Aerkomm 2017 Plan

A summary of the number of shares, weighted average exercise price and estimated fair value of options under Aerkomm 2017 Plan as of December 31, 2018, March 31, 2018 and December 31, 2018 was as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	412,000	29.5771	17.7006
Exercised	-	-	-
Forfeited/Cancelled	(159,000)	27.5000	16.4610
Options outstanding at December 31, 2017	253,000	30.8825	17.5175
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at March 31, 2018	205,000	31.6744	18.9522
Granted	78,000	19.7462	9.2500
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	283,000	28.3867	16.2781

Options exercisable at December 31, 2017	84,750	27.8540	17.0025

Options exercisable at March 31, 2018	40,875	28.2339	17.5839

Options exercisable at December 31, 2018	111,589	28.7052	16.5968

A summary of the status of nonvested shares under Aerkomm 2017 Plan as of December 31, 2018, March 31, 2018 and December 31, 2017 was as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	412,000	29.5771
Vested	(84,750)	27.8540
Forfeited/Cancelled	(159,000)	27.5000
Options nonvested at December 31, 2017	168,250	32.4080
Granted	-	-
Vested	(4,125)	27.5000
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	164,125	32.5312
Granted	78,000	19.7462
Vested	(70,714)	28.9777
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	171,411	28.1794

As of December 31, 2018, March 31, 2018 and December 31, 2017, there were approximately $2,174,000, $1,756,000 and $5,057,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. The Company expects to recognize that cost over a weighted average period of 1 - 5 years.